Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,499,370,000
Previously Paid Amount	0
Total Fee Amount	345,163
Total Offset Amount	$ 0
Narrative Disclosure

(1)	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $2,499,370,000.00.

Net Fee	$ 345,163
Narrative - Max Aggregate Offering Price	$ 2,499,370,000
Final Prospectus	true